                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21488

Exact Name of Registrant
(as specified in charter):      Cohen & Steers Utility Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2005

Item 1. Schedule of Investments

--------------------------------------------------------------------------------
                        COHEN & STEERS UTILITY FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                    NUMBER                     DIVIDEND
                                                   OF SHARES      VALUE         YIELD(a)
                                                   ---------   -----------   ------------
COMMON STOCK                              82.20%(b)
  UTILITIES                               81.10%
    ELECTRIC -- INTEGRATED                61.13%
         Ameren Corp. ...........................     38,088   $ 1,866,693       5.18%
         American Electric Power Co. ............     31,808     1,083,380       4.11
         CINergy Corp. ..........................     32,795     1,328,853       4.74
         Cleco Corp. ............................     42,616       907,721       4.23
         CMS Energy Corp.(c).....................     20,000       260,800         --
         Constellation Energy Group..............     53,500     2,765,950       2.59
         DPL.....................................     35,000       875,000       3.84
         DTE Energy Co. .........................     41,586     1,891,331       4.53
         Dominion Resources......................     46,744     3,479,156       3.60
         Duke Energy Corp. ......................    162,592     4,554,202       3.93
         E.ON AG (ADR)(c)........................     71,874     2,066,377         --
         Edison International....................    140,040     4,862,189       2.88
         Enel S.P.A. (ADR).......................     10,600       508,906       4.50
         Entergy Corp. ..........................     51,254     3,621,608       3.06
         Exelon Corp. ...........................     96,933     4,448,255       3.49
         FirstEnergy Corp. ......................     40,555     1,701,282       3.93
         FPL Group...............................    115,824     4,650,334       3.54
         Hawaiian Electric Industries............     19,304       492,638       4.86
         NiSource................................     58,681     1,337,340       4.04
         PG&E Corp. .............................    134,307     4,579,869       3.52
         PPL Corp. ..............................     61,639     3,327,890       3.41
         Pinnacle West Capital Corp. ............     18,950       805,564       4.47
         Progress Energy.........................     20,184       846,719       5.63
         Public Service Enterprise Group.........     47,443     2,580,425       4.12
         Puget Energy............................     22,865       503,945       4.54
         SCANA Corp. ............................     35,339     1,350,657       4.08
         Scottish Power plc (ADR)................     22,717       708,770       4.10
         Southern Co. ...........................     77,324     2,461,223       4.49
         TXU Corp. ..............................     57,640     4,589,873       2.83
         Westar Energy...........................     41,225       892,109       4.25
         Xcel Energy.............................    125,003     2,147,552       4.83
                                                               -----------
                                                                67,496,611
                                                               -----------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.
(b) Percentages indicated are based on the net assets of the fund.
(c) Non income producing security.

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

--------------------------------------------------------------------------------
                        COHEN & STEERS UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                    NUMBER                     DIVIDEND
                                                   OF SHARES      VALUE         YIELD
                                                   ---------   -----------   ------------
    ELECTRIC -- DISTRIBUTION               6.35%
         Consolidated Edison.....................     43,848   $ 1,849,509       5.41%
         Energy East Corp. ......................     66,980     1,756,216       4.20
         National Grid Transco plc (ADR).........     31,347     1,465,472       4.56
         NSTAR...................................     19,460     1,056,678       4.27
         Pepco Holdings..........................     42,210       885,988       4.76
                                                               -----------
                                                                 7,013,863
                                                               -----------
    GAS -- DISTRIBUTION                    3.63%
         AGL Resources...........................     50,896     1,777,797       3.55
         Atmos Energy Corp. .....................     14,558       393,066       4.59
         New Jersey Resourses Corp. .............     18,027       784,715       3.12
         Vectren Corp. ..........................     39,348     1,048,231       4.43
                                                               -----------
                                                                 4,003,809
                                                               -----------
    GAS -- INTEGRATED                      7.08%
         Energen Corp. ..........................     34,053     2,267,930       1.20
         Equitable Resources.....................     30,010     1,723,774       2.65
         KeySpan Corp. ..........................     12,237       476,876       4.67
         Sempra Energy...........................     84,068     3,349,269       2.91
                                                               -----------
                                                                 7,817,849
                                                               -----------
    PIPELINES                              2.91%
         Questar Corp. ..........................     54,139     3,207,736       1.45
                                                               -----------
         TOTAL UTILITIES.........................               89,539,868
                                                               -----------
  UTILITIES -- FOREIGN                     0.64%
    ELECTRIC -- INTEGRATED
         RWE AG..................................      7,500       453,543       3.19
         Scottish and Southern Energy............     15,000       249,872       4.58
                                                               -----------
                                                                   703,415
                                                               -----------
  TELECOMMUNICATION SERVICES               0.46%
         FairPoint Communications................     34,000       508,980      10.02
                                                               -----------
              TOTAL COMMON STOCK
                (Identified
                cost -- $86,834,482).............               90,752,263
                                                               -----------
PREFERRED SECURITIES -- $25 PAR VALUE      10.65%
  FINANCE                                  0.03%
         MBNA Capital, 8.125%, Series D
            (TruPS)..............................      1,300        33,163       7.96
                                                               -----------

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                                       3

--------------------------------------------------------------------------------
                        COHEN & STEERS UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                    NUMBER                     DIVIDEND
                                                   OF SHARES      VALUE         YIELD
                                                   ---------   -----------   ------------
  MEDIA                                    0.36%
         Liberty Media Corp., 8.75% (CBTCS)......        800   $    20,360       8.60%
         Liberty Media Corp., 8.75% (PPLUS)......      4,650       119,179       8.53
         Shaw Communications, 8.50%, Series B
            (COPrS)..............................     10,200       256,326       8.46
                                                               -----------
                                                                   395,865
                                                               -----------
  REAL ESTATE                              9.46%
    DIVERSIFIED                            1.66%
         Digital Realty Trust, 8.50%, Series A...     18,000       468,000       8.17
         Entertainment Properties Trust, 7.75%,
            Series B.............................     11,000       275,660       7.73
         iStar Financial, 7.875%, Series E.......      4,200       106,764       7.74
         iStar Financial, 7.80%, Series F........     19,900       514,415       7.54
         iStar Financial, 7.65%, Series G........     11,300       283,969       7.59
         iStar Financial, 7.50%, Series I........      6,200       154,070       7.55
         PS Business Parks, 7.95%, Series K......      1,300        34,255       7.54
                                                               -----------
                                                                 1,837,133
                                                               -----------
    HEALTH CARE                            0.58%
         Health Care REIT, 7.875%, Series D......      9,100       227,955       7.86
         Health Care REIT, 7.625%, Series F......     14,200       355,000       7.62
         LTC Properties, 8.00%, Series F.........      2,200        56,606       7.77
                                                               -----------
                                                                   639,561
                                                               -----------
    HOTEL                                  2.30%
         Ashford Hospitality Trust, 8.55%, Series
            A....................................     12,200       323,056       8.07
         FelCor Lodging Trust, 8.00%, Series C...      9,900       232,650       8.31
         Innkeepers USA Trust, 8.00%, Series C...     21,200       532,120       7.97
         Strategic Hotel Capital, 8.50%, Series
            A, 144A..............................     28,200       701,475       8.54
         Sunstone Hotel Investors, 8.00%, Series
            A....................................     30,000       748,500       8.00
                                                               -----------
                                                                 2,537,801
                                                               -----------

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                                       4

--------------------------------------------------------------------------------
                        COHEN & STEERS UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                    NUMBER                     DIVIDEND
                                                   OF SHARES      VALUE         YIELD
                                                   ---------   -----------   ------------
    OFFICE                                 2.11%
         Alexandria Real Estate Equities, 8.375%,
            Series C.............................      3,850   $   101,043       8.05%
         Corporate Office Properties Trust,
            8.00%, Series G......................      2,600        65,260       7.97
         CRT Properties, 8.50%, Series A.........      4,200       109,200       8.17
         Cousins Properties, 7.50%, Series B.....      8,000       200,000       7.46
         Highwoods Properties, 8.00%, Series B...     13,300       332,766       7.99
         Highwoods Properties, 8.00%, Series D...     21,053       526,325       8.00
         Kilroy Realty Corp., 7.50%, Series F....      5,600       138,880       7.56
         Maguire Properties, 7.625%, Series A....     15,450       383,932       7.67
         SL Green Realty Corp., 7.875%, Series
            D....................................     18,650       469,421       7.82
                                                               -----------
                                                                 2,326,827
                                                               -----------
    RESIDENTIAL                            1.77%
       APARTMENT                           1.12%
         Apartment Investment and Management Co.,
            8.00%, Series T......................     11,400       281,694       8.09
         Apartment Investment and Management Co.,
            8.00%, Series V......................     14,500       361,775       8.02
         Apartment Investment and Management Co.,
            7.875%, Series Y.....................     24,000       594,000       7.95
                                                               -----------
                                                                 1,237,469
                                                               -----------
       MANUFACTURED HOME                   0.65%
         Affordable Residential Communities,
            8.25%, Series A......................     16,500       414,150       8.22
         American Land Lease, 7.75%, Series A....     12,100       308,550       7.64
                                                               -----------
                                                                   722,700
                                                               -----------
         TOTAL RESIDENTIAL.......................                1,960,169
                                                               -----------
    SHOPPING CENTER                        0.85%
       COMMUNITY CENTER                    0.23%
         Cedar Shopping Centers, 8.875%, Series
            A....................................      9,600       252,000       8.45
                                                               -----------
       REGIONAL MALL                       0.62%
         CBL & Associates Properties, 7.75%,
            Series C.............................        900        22,950       7.60
         Glimcher Realty Trust, 8.125%, Series
            G....................................     10,000       251,000       8.09
         Mills Corp., 9.00%, Series C............      1,000        26,160       8.60
         Mills Corp., 8.75%, Series E............      1,500        39,180       8.37
         Taubman Centers, 8.00%, Series G........     13,500       349,650       7.72
                                                               -----------
                                                                   688,940
                                                               -----------
         TOTAL SHOPPING CENTER...................                  940,940
                                                               -----------

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                                       5

--------------------------------------------------------------------------------
                        COHEN & STEERS UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                    NUMBER                     DIVIDEND
                                                   OF SHARES      VALUE         YIELD
                                                   ---------   -----------   ------------
    SPECIALTY                              0.19%
         Capital Automotive REIT, 8.00%, Series
            B....................................      8,000   $   208,800       7.66%
                                                               -----------
         TOTAL REAL ESTATE.......................               10,451,231
                                                               -----------
  UTILITIES                                0.80%
    ELECTRIC -- INTEGRATED                 0.78%
         Energy East Capital Trust I, 8.25%......      1,300        34,060       7.87
         NVP Capital I, 8.20%, due 3/31/37,
            Series A.............................      2,400        59,712       8.24
         NVP Capital III, 7.75%, due 9/30/38,
            Series B.............................     30,800       766,304       7.79
                                                               -----------
                                                                   860,076
                                                               -----------
    GAS -- DISTRIBUTION                    0.02%
         AGL Capital Trust II, 8.00% (TruPS).....        800        20,768       7.70
                                                               -----------
         TOTAL UTILITIES.........................                  880,844
                                                               -----------
              TOTAL PREFERRED SECURITIES -- $25
                PAR VALUE
                (Identified
                cost -- $11,837,080).............               11,761,103
                                                               -----------
PREFERRED SECURITIES -- CAPITAL TRUST      2.34%
         AFC Capital Trust I, 8.207%, due
            02/03/27, Series B...................    600,000       640,348       7.69
         Old Mutual Capital Funding, 8.00%, due
            5/29/49 (Eurobond)...................  1,300,000     1,343,268       7.74
         Pemex Project Funding Master Trust,
            7.75%, due 9/29/49...................    600,000       596,303       7.80
                                                               -----------
              TOTAL PREFERRED
                SECURITIES -- CAPITAL TRUST
                (Identified cost --$2,600,727)...                2,579,919
                                                               -----------

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                                       6

--------------------------------------------------------------------------------
                        COHEN & STEERS UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
                                                     ----------   ------------
CORPORATE BOND                               3.02%
         Citizens Communications Co., 9.00%,
            due 8/15/31...........................   $1,125,000   $  1,175,625
         Columbia/HCA, 7.50%, due 11/15/95........    1,200,000      1,157,381
         Rogers Wireless Communications, 8.00%,
            due 12/15/12, 144A....................      500,000        516,250
         Valor Telecom Enterprise, 7.75%, due
            02/15/15(a)...........................      500,000        485,000
                                                                  ------------
              TOTAL CORPORATE BOND
                (Identified cost -- $3,466,019)...                   3,334,256
                                                                  ------------
COMMERCIAL PAPER                             2.20%
         Prudential FDG Corp., 2.12%, due 04/01/05
            (Identified cost -- $2,435,000).......    2,435,000      2,435,000
                                                                  ------------
TOTAL INVESTMENTS (Identified
  cost -- $107,173,308)................    100.41%                 110,862,541'pp'b
LIABILITIES IN EXCESS OF OTHER
  ASSETS...............................     (0.41%)                   (455,335)
                                           -------                ------------
NET ASSETS.............................    100.00%                $110,407,206
                                           ------                 ------------
                                           ------                 ------------

                      GLOSSARY OF PORTFOLIO ABBREVIATIONS

  ADR             American Depositary Receipt
  CBTCS           Corporate Backed Trust Certificates
  COPrS           Canadian Origin Preferred Securities
  PPLUS           Preferred Plus Trust
  TruPS           Trust Preferred Securities

-------------------
(a) The fund prices this security at fair value using procedures approved by the fund's board of directors.
(b) At March 31, 2005, net unrealized appreciation was $3,689,233 based on cost for federal income tax purposes of $107,173,308. This consisted of aggregate gross unrealized appreciation on investments of $4,481,001 and aggregate gross unrealized depreciation on investments of $791,768.

--------------------------------------------------------------------------------
                                       7

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS UTILITY FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                        By: /s/ Martin Cohen
    --------------------------------                ---------------------------------------
        Name: Robert H. Steers                      Name: Martin Cohen
        Title: Chairman, Secretary and              Title: President, Treasurer
                and principal executive officer             and principal financial officer

        Date: May 27, 2005


                                      9